Segments of Business	12 Months Ended
Dec. 31, 2017
Segments of Business [Abstract]
SEGMENTS OF BUSINESS

NOTE 10 – SEGMENTS OF BUSINESS

The Company operates in two distinct business segments within the medical device industry; manufacturing and neurostimulation. The manufacturing segment includes the manufacturing operations of our wholly-owned subsidiary Medi-Line located in Angleur (Liege) Belgium. The neurostimulation segment includes development, manufacturing, and commercialization of neurostimulation technology. Operations for the neurostimulation segment are conducted in the United States, Puerto Rico, Belgium and Germany. Other items of revenue, not directly related to manufacturing or neurostimulation revenues are categorized as other operating income. Other operating income and expenses not directly related to a specific segment are identified as Income (expense) not allocated to segments.

	Revenue		Long Lived Assets
	2017	2016	2017	2016
Manufacturing	$2,932,664	$—	$3,535,516	$—
Neurostimulation	291,750	1,456,038	8,643,118	9,780,556
Other	78,361	38,843	2,130,690	888
Consolidated total	$3,302,775	$1,494,881	$14,309,324	$9,781,444

	Income Before Tax		Identifiable Assets
	2017	2016	2017	2016
Manufacturing	$(31,698)	$—	$7,803,409	$—
Neurostimulation	(6,117,404)	(673,117)	9,421,311	10,141,459
Other	3,971,461	(129,346)	3,126,724	2,270,388
Consolidated total	$(2,177,641)	$(802,463)	$20,351,444	$12,411,847

	Additions to Property Plant and Equipment		Depreciation and Amortization
	2017	2016	2017	2016
Manufacturing	$50,495	$—	$74,344	$—
Neurostimulation	11,172	31,581	1,203,169	636,822
Other	—	986	20,197	99
Consolidated total	$61,667	$32,567	$1,297,710	$636,921